May 4, 2020

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on April 29, 2020 (Accession No. 0001387131-20-004275) for the REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP